Summary Of Significant Accounting Policies - Schedule of Product Information (Details) - Accounts Receivable [Member] - Customers [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Customer A Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk	0.00%	78.00%
Customer B Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk	83.00%	0.00%